Investment Objectives and Goals	Feb. 28, 2026
MFS Active International Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Active International Value ETF Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Blended Research Small-Mid Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Blended Research® Small-Mid Cap ETF Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.